Intangible assets - Schedule of Intangible Assets Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ 344	$ 129	$ 263
R&D expense
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	255	12	230
G&A expense
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	14	67	33
Cost Of Product Sales Expense
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ 75	$ 50	$ 0